Principal accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation S-X. The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments as necessary for the fair statement of the Group’s financial position as of June 30, 2020, results of operations and cash flows for the six months ended June 30, 2019 and 2020.

The condensed consolidated balance sheet at December 31, 2019 was derived from audited annual financial statements at that date but does not contain all of the footnote disclosures required by U.S. GAAP. Therefore, these unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2019, filed with the Securities and Exchange Commission on April 30, 2020.

The accounting policies applied, other than the adoption of ASC 326 as disclosed in Note 2(f), are consistent with those disclosed in its audited consolidated financial statements and notes thereto for the year ended December 31, 2019 included in its Annual Report on Form 20-F for the fiscal year ended December 31, 2019, filed with the Securities and Exchange Commission on April 30, 2020. Results for the six months ended June 30, 2020 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

Use of estimates
(b)	Use of estimates

The preparation of the Company’s unaudited interim condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates.

The Company believes that revenue recognition, rebates, consolidation of VIE, determination of share-based compensation, measurement of convertible notes and derivative liability, and impairment assessment of long-lived assets and intangible assets that reflect more significant judgments and estimates used in the preparation of its unaudited interim condensed consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the unaudited interim condensed consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Short-term investments
(c)	Short-term investments

The Group's short-term investments as of June 30, 2020 consist of certain fund investments which are required to be measured at fair value under ASC 321 “Investments—Equity Securities” (“ASC 321”). The Group has adopted the practical expedient in ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of these investments which were without readily determinable fair value.

Derivative financial instruments
(d)	Derivative financial instruments

ASC 815, “Accounting for Derivative Instruments and Hedging Activities” (“ASC 815”) requires every derivative financial instrument (including certain derivative financial instruments embedded in other contracts) to be recorded on the balance sheet at fair value as either an asset or a liability. ASC 815 also requires that changes in the fair value of recorded derivatives be recognized currently in earnings unless specific hedge accounting criteria are met.

Impairment of goodwill
2	Principal accounting policies (Continued)
(e)	Impairment of goodwill

The Company adopted ASU No. 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment on January 1, 2020, and in accordance with the FASB, a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group performs goodwill impairment testing at the reporting unit level on December 31 annually. No impairment of goodwill was recognized for the six months ended June 30, 2019 and 2020.

Current expected credit losses upon adoption of ASC 326
(f)	Current expected credit losses upon adoption of ASC 326

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group adopted this ASC 326 and several associated ASUs on January 1, 2020 using a modified retrospective approach, resulting in a net adjustment of US$3,971 to the opening balance of accumulated losses with a corresponding credit loss provision over accounts receivable being recognized in the consolidated balance sheet as of January 1, 2020.

The Group’s accounts receivable, amount due from an equity investee, rebates receivable and other current assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables and other current assets which include size, type of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools for collective evaluation. Receivables that do not share risk characteristics are evaluated on an individual basis. Receivables evaluated individually are not included in the collective evaluation. For each pool for collective evaluation, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The adoption of ASC 326 does not have material impact on amount due from an equity investee, rebates receivable and other current assets. The following table summarizes the activity in the allowance for credit losses related to accounts receivable for the six months ended June 30, 2020:

Balance as of December 31, 2019	3,469
Adoption of ASC Topic 326	3,971
Balance as of January 1, 2020	7,440
Current period provision	652
Recoveries	(454)
Accounts receivable written off	(570)
Exchange differences	79
Balance as of June 30, 2020	7,147

There was no movement in the allowance for doubtful accounts during the six months ended June 30, 2019.

Recent accounting pronouncements
(g)	Recent accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this ASU simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The amendments are effective for public entities in fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. The Group did not early adopt and is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In January 2020, the FASB issued ASU No. 2020-01, “Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)”, that clarifies the interactions between Topic 321, Topic 323, and Topic 815. The amendments in this ASU affect the application of the measurement alternative for certain equity securities and the equity method of accounting, and guidance for certain forward contracts and purchased options to purchase securities, that, upon settlement or exercise, would be accounted for under the equity method of accounting. The ASU is effective for public entities in fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. The Group did not early adopt and is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. The amendments in this update provide optional expedients and exceptions for applying generally accepted accounting principles (“GAAP”) to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The ASU is currently not expected to have a material impact on the consolidated financial statements.